ALLOWANCE FOR LOAN AND LEASE LOSSES - Changes in the Allowance for Loan and Lease Losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Allowance for loan and lease losses:
Balance at beginning of year, Covered and Noncovered	$ 53,398	$ 52,858	$ 62,730
Provision for Loan and Lease Losses, Covered and Uncovered	10,140	9,641	1,528
Loans charged-off, Covered and Noncovered	(11,114)	(20,556)	(25,973)
Recoveries, Covered and Noncovered	5,537	11,455	14,573
Allowance for Loan and Lease Losses Write-offs, Net	(5,577)	(9,101)	(11,400)
Balance at end of year, Covered and Noncovered	57,961	53,398	52,858
Ending allowance on loans individually evaluated for impairment	1,324	1,573
Ending allowance on loans collectively evaluated for impairment	56,637	51,825
Loans and Leases:
Ending balance of loans individually evaluated for impairment	47,970	56,873
Ending balance of loans collectively evaluated for impairment	5,709,512	5,331,887
Loans and Leases Receivable, Net of Deferred Income	5,757,482	5,388,760
Commercial
Allowance for loan and lease losses:
Balance at beginning of year, Covered and Noncovered	16,995	13,870	19,968
Provision for Loan and Lease Losses, Covered and Uncovered	3,705	4,809	(1,711)
Loans charged-off, Covered and Noncovered	(2,630)	(5,408)	(9,156)
Recoveries, Covered and Noncovered	1,155	3,724	4,769
Allowance for Loan and Lease Losses Write-offs, Net	(1,475)	(1,684)	(4,387)
Balance at end of year, Covered and Noncovered	19,225	16,995	13,870
Ending allowance on loans individually evaluated for impairment	550	357
Ending allowance on loans collectively evaluated for impairment	18,675	16,638
Loans and Leases:
Ending balance of loans individually evaluated for impairment	13,203	17,411
Ending balance of loans collectively evaluated for impairment	1,768,745	1,645,691
Loans and Leases Receivable, Net of Deferred Income	1,781,948	1,663,102
Commercial | Non Covered Loans
Allowance for loan and lease losses:
Impaired Financing Receivable, Related Allowance	19,225	16,995
Construction real estate
Allowance for loan and lease losses:
Balance at beginning of year, Covered and Noncovered	1,810	1,045	824
Provision for Loan and Lease Losses, Covered and Uncovered	1,280	597	1,188
Loans charged-off, Covered and Noncovered	(93)	(85)	(1,348)
Recoveries, Covered and Noncovered	285	253	381
Allowance for Loan and Lease Losses Write-offs, Net	192	168	(967)
Balance at end of year, Covered and Noncovered	3,282	1,810	1,045
Ending allowance on loans individually evaluated for impairment	0	0
Ending allowance on loans collectively evaluated for impairment	3,282	1,810
Loans and Leases:
Ending balance of loans individually evaluated for impairment	0	0
Ending balance of loans collectively evaluated for impairment	399,434	311,712
Loans and Leases Receivable, Net of Deferred Income	399,434	311,712
Construction real estate | Non Covered Loans
Allowance for loan and lease losses:
Impaired Financing Receivable, Related Allowance	3,282	1,810
Commercial real estate
Allowance for loan and lease losses:
Balance at beginning of year, Covered and Noncovered	23,656	27,086	28,993
Provision for Loan and Lease Losses, Covered and Uncovered	5,365	1,439	(46)
Loans charged-off, Covered and Noncovered	(4,983)	(10,083)	(9,478)
Recoveries, Covered and Noncovered	2,502	5,214	7,617
Allowance for Loan and Lease Losses Write-offs, Net	(2,481)	(4,869)	(1,861)
Balance at end of year, Covered and Noncovered	26,540	23,656	27,086
Ending allowance on loans individually evaluated for impairment	593	979
Ending allowance on loans collectively evaluated for impairment	25,947	22,677
Loans and Leases:
Ending balance of loans individually evaluated for impairment	20,460	24,652
Ending balance of loans collectively evaluated for impairment	2,407,117	2,233,645
Loans and Leases Receivable, Net of Deferred Income	2,427,577	2,258,297
Commercial real estate | Non Covered Loans
Allowance for loan and lease losses:
Impaired Financing Receivable, Related Allowance	26,540	23,656
Residential real estate
Allowance for loan and lease losses:
Balance at beginning of year, Covered and Noncovered	4,014	3,753	4,140
Provision for Loan and Lease Losses, Covered and Uncovered	(655)	1,234	536
Loans charged-off, Covered and Noncovered	(387)	(1,531)	(1,454)
Recoveries, Covered and Noncovered	236	558	531
Allowance for Loan and Lease Losses Write-offs, Net	(151)	(973)	(923)
Balance at end of year, Covered and Noncovered	3,208	4,014	3,753
Ending allowance on loans individually evaluated for impairment	179	235
Ending allowance on loans collectively evaluated for impairment	3,029	3,779
Loans and Leases:
Ending balance of loans individually evaluated for impairment	9,601	8,994
Ending balance of loans collectively evaluated for impairment	491,379	503,317
Loans and Leases Receivable, Net of Deferred Income	500,980	512,311
Residential real estate | Non Covered Loans
Allowance for loan and lease losses:
Impaired Financing Receivable, Related Allowance	3,208	4,014
Home equity
Allowance for loan and lease losses:
Balance at beginning of year, Covered and Noncovered	3,943	4,260	5,209
Provision for Loan and Lease Losses, Covered and Uncovered	(175)	573	1,314
Loans charged-off, Covered and Noncovered	(1,445)	(1,891)	(2,774)
Recoveries, Covered and Noncovered	720	1,001	511
Allowance for Loan and Lease Losses Write-offs, Net	(725)	(890)	(2,263)
Balance at end of year, Covered and Noncovered	3,043	3,943	4,260
Ending allowance on loans individually evaluated for impairment	2	2
Ending allowance on loans collectively evaluated for impairment	3,041	3,941
Loans and Leases:
Ending balance of loans individually evaluated for impairment	4,074	5,441
Ending balance of loans collectively evaluated for impairment	456,314	461,188
Loans and Leases Receivable, Net of Deferred Income	460,388	466,629
Home equity | Non Covered Loans
Allowance for loan and lease losses:
Impaired Financing Receivable, Related Allowance	3,043	3,943
Installment
Allowance for loan and lease losses:
Balance at beginning of year, Covered and Noncovered	386	407	590
Provision for Loan and Lease Losses, Covered and Uncovered	53	25	64
Loans charged-off, Covered and Noncovered	(386)	(509)	(605)
Recoveries, Covered and Noncovered	335	463	358
Allowance for Loan and Lease Losses Write-offs, Net	(51)	(46)	(247)
Balance at end of year, Covered and Noncovered	388	386	407
Ending allowance on loans individually evaluated for impairment	0	0
Ending allowance on loans collectively evaluated for impairment	388	386
Loans and Leases:
Ending balance of loans individually evaluated for impairment	437	253
Ending balance of loans collectively evaluated for impairment	50,202	41,253
Loans and Leases Receivable, Net of Deferred Income	50,639	41,506
Installment | Non Covered Loans
Allowance for loan and lease losses:
Impaired Financing Receivable, Related Allowance	388	386
Other
Allowance for loan and lease losses:
Balance at beginning of year, Covered and Noncovered	2,594	2,437	3,006
Provision for Loan and Lease Losses, Covered and Uncovered	567	964	183
Loans charged-off, Covered and Noncovered	(1,190)	(1,049)	(1,158)
Recoveries, Covered and Noncovered	304	242	406
Allowance for Loan and Lease Losses Write-offs, Net	(886)	(807)	(752)
Balance at end of year, Covered and Noncovered	2,275	2,594	$ 2,437
Ending allowance on loans individually evaluated for impairment	0	0
Ending allowance on loans collectively evaluated for impairment	2,275	2,594
Loans and Leases:
Ending balance of loans individually evaluated for impairment	195	122
Ending balance of loans collectively evaluated for impairment	136,321	135,081
Loans and Leases Receivable, Net of Deferred Income	136,516	135,203
Other | Non Covered Loans
Allowance for loan and lease losses:
Impaired Financing Receivable, Related Allowance	$ 2,275	$ 2,594